EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
EMPLOYEE BENEFITS

6.	EMPLOYEE BENEFITS

The Group’s employee benefits from continuing operation comprise the following:

	Year Ended December 31,
	2023	2024	2025	2025
	CNY	CNY	CNY	US$

Wages, salaries and allowances	1,073	1,126	968	138
Housing funds (a)	12	49	15	2
Contribution to pension plans (a)	70	42	52	7
Welfare and other expenses	37	34	68	10

Total employee benefits	1,192	1,251	1,103	157

(a)	According to the Mainland China state regulations, the employees of the Group's subsidiaries which operate in Mainland China are required to participate in a central pension scheme operated by the local municipal government and government-sponsored housing funds. These subsidiaries are required to contribute a certain percentage of their payroll costs for those qualified urban employees to the central pension scheme as well as to housing funds.

Employee benefit expenses include remuneration payables to Directors and senior management as set out in Note 20 (d).